Financial commitments (Details) - Land and Buildings - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating lease obligations:
Minimum lease payments payable under non-cancellable operating lease	£ 600	£ 568
Within one year
Operating lease obligations:
Minimum lease payments payable under non-cancellable operating lease	572	291
Between one and five years
Operating lease obligations:
Minimum lease payments payable under non-cancellable operating lease	£ 28	£ 277